Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2016, and 2015 is as follows:

	2016	2015
	(in millions)
Land and industrial buildings	$3,075	$3,056
Plant, machinery and equipment	7,959	7,857
Assets sold with buy-back commitment	3,021	2,775
Construction in progress	131	191
Other	782	799
Gross property, plant and equipment	14,968	14,678
Accumulated depreciation	(8,571)	(8,197)
Net property, plant and equipment	$6,397	$6,481

A summary of property, plant and equipment recorded under capital leases¹ as of December 31, 2016, and 2015 is as follows:

	2016	2015
	(in millions)
Gross capital leases ²	$169	$139
Accumulated depreciation	(53)	(50)
Net capital leases	$116	$89

(1)	Included in property, plant and equipment table above
(2)	Consists of industrial buildings, plant, machinery and equipment

Depreciation expense on the above property, plant and equipment totaled $884 million, $824 million, and $873 million for the years ended December 31, 2016, 2015, and 2014, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $605 million, $592 million, and $623 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Commercial Vehicles recognized an impairment loss of $26 million, $18 million and $22 million on assets sold with a buy-back commitment for the years ended December 31, 2016, 2015, and 2014, respectively. The losses are recognized in “Cost of goods sold.”

The Company had contractual commitments of $119 million and $124 million for the acquisition of property, plant and equipment at December 31, 2016 and 2015, respectively.